Shareholders’ equity (Details Narrative)					12 Months Ended
		Sep. 29, 2025 HKD ($) shares	Jan. 16, 2024 $ / shares shares	Dec. 01, 2023 $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 29, 2025 $ / shares shares	Jan. 16, 2024 $ / shares	Jan. 11, 2024 $ / shares	Dec. 31, 2022 shares	Nov. 18, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized							300,000,000	300,000,000	300,000,000
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001
Shares outstanding													10,000,000
Issuance of shares		303,000,000
Issuance of shares, value | $		$ 30,300			$ 2,076,000	$ 26,003,000
Preference stock, shares authorized							3,000,000	3,000,000
Preference stock, par value | (per share)								$ 0.0001	$ 0.0001
Common stock, shares issued									3,062,500
Luxury Max Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued									8,000,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized							285,000,000	285,000,000
Common stock, par value | $ / shares					$ 0.0001			$ 0.0001
Issuance of shares		303,000,000
Issuance of shares, value | $		$ 30,300
Common stock, shares issued					3,062,500		3,062,500	3,062,500	3,062,500
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					18,000,000		18,000,000	18,000,000
Common stock, par value | $ / shares					$ 0.0001			$ 0.0001
Common stock, shares issued					8,000,000		8,000,000	8,000,000
Common Class B [Member] | Luxury Max Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized									8,000,000
Common stock, par value | $ / shares									$ 0.0001
Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preference stock, shares authorized									3,000,000
Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized									285,000,000
Common stock, par value | $ / shares									$ 0.0001
Shares outstanding	[1]				3,062,500	3,000,000	3,062,500	3,062,500				2,000,000
Issuance of shares	[1]				62,500
Issuance of shares, value | $						$ 1,000
Common Stock [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized									18,000,000
Common stock, par value | $ / shares									$ 0.0001
Shares outstanding	[1]				8,000,000	8,000,000	8,000,000	8,000,000				8,000,000
Issuance of shares	[1]
Issuance of shares, value | $
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares				1,000,000
Share price | (per share)			$ 5.00	$ 5.00						$ 5.00	$ 5.00
Stock repurchased			62,500

[1]	In connection with the undertaking of a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 10,000,000 shares of ordinary shares outstanding effected on November 18, 2022 that have been retroactively restated to the beginning of the first period presented. On December 1, 2023 the Company closed the IPO. The offering was conducted pursuant to the Company’s registration statement and 1,000,000 shares of ordinary shares were issued at the IPO price of $5.00 per share after the offering. The Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FEBO.” On January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of $5.00 per share.